Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Supplemental Information Related to Operating Leases
(a)	A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Operating lease right-of-use assets	9,589	3,635	520
Operating lease liabilities, current	4,961	2,319	332
Operating lease liabilities, non-current	4,042	364	52
Operating lease liabilities	9,003	2,683	384

Schedule of Lease Cost

(b) The components of lease cost were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD

Lease cost:
Operating lease cost	6,087	5,999	4,290	307
Short-term lease cost	2,170	2,438	2,149	613
Total lease cost	8,257	8,437	6,439	920

Schedule of Maturities of Operating Lease Liabilities

(c) Maturities of operating lease liabilities as of December 31, 2025 was as follows:

	As of December 31, 2025
	RMB	USD

2026	2,377	340
2027	370	53
Total undiscounted cashflows	2,747	393
Less: amounts representing interest	(65)	(9)
Present Value of future minimum lease payments	2,682	384
Less: Current obligations	(2,319)	(332)
Long term obligations	363	52